REDWOOD MANAGED VOLATILITY PORTFOLIO
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares				Fair Value
	OPEN END FUNDS — 1.0%
	FIXED INCOME - 1.0%
2,342	BlackRock High Yield Bond Portfolio, Institutional Class			$ 15,904
2,217	Janus Henderson High-Yield Fund, Class I			15,651
2,585	Lord Abbett High Yield Fund, Class I			16,054
2,037	MainStay MacKay High Yield Corporate Bond Fund, Class I			10,228
1,978	PIMCO High Yield Fund, Institutional Class			15,233
1,870	Putnam High Yield Fund, Class Y			10,193
2,921	Vanguard High-Yield Corporate Fund, Admiral Class			15,306
				98,569

	TOTAL OPEN END FUNDS (Cost $99,193)			98,569

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 96.4%
	U.S. TREASURY BILLS — 96.4%
9,500,000	United States Treasury Bill(a)	0.0000	05/25/23	9,436,535

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,433,396)			9,436,535

	TOTAL INVESTMENTS - 97.4% (Cost $9,532,589)			$ 9,535,104
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.6%			259,018
	NET ASSETS - 100.0%			$ 9,794,122

(a)	Zero coupon bond.